SHARE CAPITAL - Share Based Payments - RSU Plan (Details) - RSU	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares
ShareCapital
Number of restricted share units reserved for future issuance | shares	3,000,000
Vesting period	3 years
Number of RSUs outstanding, Beginning of the period | $	192,694	97,027
Number of RSUs outstanding, Granted | $	184,613	105,822
Number of RSUs outstanding, Settled | $	32,161
Number of RSUs outstanding, Forfeited | $		(10,155)
Number of RSUs outstanding, End of the period | $	345,146	192,694
Weighted average exercise price of RSUs, Beginning of the period | $ / shares	$ 5.72	$ 5.82
Weighted average fair value per RSU, Granted | $ / shares	6.96	5.57
Weighted average fair value per RSU, Settled | $ / shares	5.83
Weighted average fair value per RSU, Forfeited | $ / shares		5.17
Weighted average exercise price of RSUs, End of the period | $ / shares	$ 6.37	$ 5.72